Stock-Based Compensation - Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	6 Months Ended		9 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Stock-based compensation
Total	$ 36,221	$ 30,188	$ 61,258	$ 47,785
SINA (Note 10)
Stock-based compensation
Non-cash stock-based compensation charged through Amount due from SINA	1,600		5,200
Costs of revenues
Stock-based compensation
Total	3,240	2,502	5,690	3,909
Sales and marketing
Stock-based compensation
Total	5,549	4,263	10,249	6,886
Product development
Stock-based compensation
Total	18,213	14,452	29,260	22,890
General and administrative
Stock-based compensation
Total	$ 9,219	$ 8,971	$ 16,059	$ 14,100